Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Income Taxes [Line Items]
Total unrecognized tax benefit	$ 13.6	691.3	$ 13.6	691.3	691.3
The total unrecognized tax benefits, if recognized, that would reduce the tax provisions and thereby affect the effective tax rate		691.3